UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 500 Fifth Avenue
         41st Floor
         New York, NY  10110

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua Kaufman
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

 /s/    Joshua Kaufman     New York, NY/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $457,919 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103    78117  5352325 SH       SOLE                  5352325        0        0
AMERICAN RLTY CAP PPTYS INC    COM              02917T104    30245  2061700 SH       SOLE                  2061700        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    48995  1269969 SH       SOLE                  1269969        0        0
CENVEO INC                     COM              15670S105     5161  2400348 SH       SOLE                  2400348        0        0
ENZON PHARMACEUTICALS INC      COM              293904108     7170  1886854 SH       SOLE                  1886854        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     7895  1536011 SH  CALL SOLE                  1536011        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    92484  1711407 SH       SOLE                  1711407        0        0
TEEKAY CORPORATION             COM              Y8564W103    94471  2627127 SH       SOLE                  2627127        0        0
VISTEON CORP                   COM NEW          92839U206    40863   708200 SH       SOLE                   708200        0        0
WEB COM GROUP INC              COM              94733A104    15492   907032 SH       SOLE                   907032        0        0
WPX ENERGY INC                 COM              98212B103    37026  2311265 SH       SOLE                  2311265        0        0